Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Schedule of inventories

	December 31, 2013			December 31, 2012
	Current portion	Long-term portion	Total	Current portion	Long-term portion	Total
Raw materials	$416,519	$2,608,829	$3,025,348	$284,628	$2,734,896	$3,019,524
Work-in-process	17,446	-	17,446	22,523	-	22,523
Finished goods - handicrafts	197,842	653,785	851,627	153,578	695,426	849,004
Yew seedlings	457,280	6,982,532	7,439,812	530,505	3,622,991	4,153,496
Other trees	-	-	-	-	2,328,851	2,328,851
	$1,089,087	$10,245,146	$11,334,233	$991,234	$9,382,164	$10,373,398